Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of repurchase transactions [Abstract]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 2,339,600,525	$ 722,417,088
Interest Accrued Receivable for Reserve Repurchase Transactions	19,229,580	2,770,913
Total Repurchase Transactions—Assets	2,358,830,105	725,188,001
Creditors for Repurchase Transactions of Government Securities	46,744,986	0
Interest Accrued Payable for Repurchase Transactions	316,637	0
Total Repurchase Transactions—Liabilities	$ 47,061,623	$ 0